Interest Rate Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Interest Rate Derivatives and Fair Value Measurements
15.	Interest Rate Derivatives and Fair Value Measurements

The Company is exposed to the impact of interest rate changes on its variable rate debt. Accordingly, the Company has entered into interest rate swap agreements to manage the exposure to interest rate variability and details of existing interest rate derivatives are set out in note 7. These interest rate swap agreements are secured by first priority mortgages on each of the Company’s 17 vessels and rank secondary to the long-term debt (see note 10). None of the Company’s interest rate agreements qualify for hedge accounting, therefore, the net changes in the fair value of the interest rate derivative assets and liabilities at each reporting period are reflected in the current period operations as unrealized gains and losses on derivatives. Cash flows related to interest rate derivatives (initial payments of derivatives and periodic cash settlements) are included within cash flows from investing activities in the consolidated statement of cash flows. There were no initial payments on derivatives made in the years ended December 31, 2013 and December 31, 2012.

Realized gains or losses from interest rate derivatives are recognized in the consolidated statements of income together with cash settlements. In addition, the interest rate derivatives are “marked to market” at each reporting period end and are recorded at fair values. This generates unrealized gains or losses. The unrealized gain on interest rate derivatives for the year ended December 31, 2013 was $14,302 (2012: $9,725 gain, 2011: $881 loss).

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company has determined that the only derivative instruments that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy are its interest rate swap agreements. These are all categorized as Level 2 and at December 31, 2013 there was a liability of $21,289 (2012: $35,591). Within the consolidated balance sheets, there are no offsets of recognized assets or liabilities related to these derivatives. The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account interest rates at that date.

The interest rate derivatives were terminated on March 19, 2014 (see note 19).